Property, plant and equipment, net - Summary of Cost and Accumulated Depreciation Related to Capital Lease Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Capital lease assets, at cost	$ 86.0	$ 76.5
Less: accumulated depreciation	(27.0)	(14.5)
Capital lease assets, net	$ 59.0	$ 62.0